Share capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Preferred Shares Outstanding

The Company had the following preferred shares outstanding:

	Shares		Liquidation preference
			December 31, 2012	December 31, 2011
Series	Authorized	Issued
A	315,000	200,000	$305,872	$271,677
B	260,000	—	—	—
C	40,000,000	14,000,000	350,000	350,000
D	20,000,000	3,105,000	77,625	—
R	1,000,000	—	—	—